Events after the reporting date	12 Months Ended
Dec. 31, 2020
Events after the reporting date
Events after the reporting date	32.Events after the reporting date Dividends distribution On March 17, 2021 the Board of Directors of the Company approved dividends of U.S.$ 19,337,438 (equivalent of 1,411).